INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Provision

The components of our income tax provision were as follows:

(millions)	2011	2010	2009
Current tax provision	$440.2	$433.9	$491.0
Deferred tax expense	31.3	63.0	8.4

Total income tax provision	$471.5	$496.9	$499.4

Reconciliation of Provision (Benefit) for Income Taxes Reported in the Consolidated Statements Of Income with Tax at the Statutory Rate

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2011		2010		2009
Income before income taxes	$1,487.0		$1,565.2		$1,556.9

Tax at statutory rate	$520.5	35%	$547.8	35%	$544.9	35%
Tax effect of:
Exempt interest income	(17.5)	(1)	(19.4)	(1)	(26.7)	(2)
Dividends received deduction	(18.2)	(1)	(17.2)	(1)	(17.9)	(1)
Tax credits	(9.1)	(1)	0	0	0	0
Tax-deductible dividends	(3.8)	0	(13.0)	(1)	0	0
Other items, net	(.4)	0	(1.3)	0	(.9)	0

Total income tax provision	$471.5	32%	$496.9	32%	$499.4	32%

Components of Net Deferred Tax Assets

At December 31, 2011 and 2010, the components of the net deferred tax asset were as follows:

(millions)	2011	2010
Deferred tax assets:
Unearned premiums reserve	$319.1	$302.3
Investment basis differences	246.1	286.3
Non-deductible accruals	172.1	158.9
Loss and loss adjustment expense reserves	113.6	120.4
Other	5.2	5.0
Deferred tax liabilities:
Net unrealized gains on securities	(367.7)	(413.2)
Hedges on forecasted transactions	(4.3)	(7.9)
Deferred acquisition costs	(151.8)	(146.0)
Property and equipment	(109.9)	(105.4)
Prepaid expenses	(16.1)	(12.6)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(3.8)

Net deferred tax asset	196.0	178.2
Net income taxes recoverable (payable)	12.0	10.8

Income taxes	$208.0	$189.0